Net Sales - Summary of Net Sales (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net sales [line items]
Net sales	kr 210,838	kr 205,378	kr 220,316
IPR licensing revenues	7,954	8,250	10,256
Export sales from Sweden	109,969	87,463	105,552
Hardware [member]
Disclosure of net sales [line items]
Net sales	76,792	70,862	72,675
Software [member]
Disclosure of net sales [line items]
Net sales	44,633	43,896	49,096
Services [member]
Disclosure of net sales [line items]
Net sales	kr 89,413	kr 90,620	kr 98,545